MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	9 Months Ended
Sep. 30, 2013
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]
The following is a summary of held to maturity marketable securities:

	December 31, 2012 (Audited)
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341
	$23,728	$361	$24,089

	September 30, 2013 (Unaudited)
	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$19,119	$127	$19,246
Accrued interest	226	-	226

	$19,345	$127	$19,472